STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
STOCK-BASED COMPENSATION [Abstract]
Schedule of Assumptions Used to Estimate Fair Value of Options
Grant Date	October 26, 2010

Risk-free interest rate	1.93%
Expected term	5.0
Expected volatility	40.98%
Expected dividend yield	0.00%
Fair value of share option	1.41

Summary of Stock Option Activity
	Activity	Weighted Average Exercise Price

Outstanding as of January 1, 2013	150,000	$5.00
Exercised	-	-
Cancelled/Forfeited	150,000	5.00
Outstanding as of December 31, 2013	-	-
Exercised	-	-
Cancelled/Forfeited	-	-
Outstanding as of December 31, 2014	-	$-